Noncontrolling Interests	12 Months Ended
Mar. 31, 2011
Noncontrolling Interests
Noncontrolling Interests

18.    NONCONTROLLING INTERESTS

Deconsolidation of Subsidiaries

The amounts of gains (losses) recognized due to deconsolidation of subsidiaries for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥(320) million, ¥32,420 million and ¥(10,323) million, respectively, and gains related to the remeasurement of retained investments for the fiscal years ended March 31, 2010 and 2011 were ¥18,782 million and nil, respectively. These gains and losses were recognized under "Other non-interest income" and "Other non-interest expenses," respectively in the consolidated statements of operations.

On October 1, 2009, Senshu Bank Ltd., a former consolidated subsidiary of the MUFG Group, and The Bank of Ikeda Ltd. ("Bank of Ikeda") incorporated Senshu Ikeda Holdings, Inc. through a share exchange transaction based on the business integration agreement entered into by BTMU, Senshu Bank and Bank of Ikeda on May 25, 2009. As a result of the business integration, the MUFG Group acquired shares of Senshu Ikeda Holdings, Inc. in exchange for the MUFG Group's shares of Senshu Bank and ceased to have controlling financial interests in Senshu Bank. Senshu Bank was deconsolidated, and Senshu Ikeda Holdings, Inc. became an equity method investee of MUFG from October 1, 2009. MUFG recorded the retained investment at fair value, as measured by the quoted market price of Senshu Ikeda Holdings, Inc. and recognized a gain of ¥29,004 million in the consolidated statement of operations.

Changes in MUFG's Ownership Interests in Subsidiaries

Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders for the fiscal years ended March 31, 2010 and 2011 were as follow:

	2010	2011
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥859,819	¥461,796
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	—	20,550
Other	221	3,859

Net transfers from (to) noncontrolling interest holders	(420)	24,409

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders	¥859,399	¥486,205